Provisions (Tables)	6 Months Ended
Jun. 30, 2026
Provisions.
Schedule of reconciliation of site restoration provisions

Reconciliation of site restoration provisions	June 30, 2026	December 31, 2025
Blanket Mine
Balance January 1	5,474	5,280
Unwinding of discount (note 14)	263	255
Change in estimate (Blanket Mine) (note 14)	124	(61)
Balance	5,861	5,474

Motapa, Maligreen and Bilboes Gold
Balance January 1	4,248	4,384
Change in estimate (Motapa) (note 13)	20	87
Change in estimate (Maligreen) (note 13)	13	78
Change in estimate (Bilboes Gold) (note 13 & note 14)	96	(301)
Balance	4,377	4,248

Total balance	10,238	9,722

Current	—	—
Non-current	10,238	9,722
	10,238	9,722